SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 71,818	$ 71,681	$ 71,398	$ 72,965		$ 73,613
Less: accumulated depreciation and amortization	(22,218)	(22,609)	(22,889)	(22,838)		(21,080)
Property and equipment, net	49,600	49,072	48,509	50,127		52,533
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 65,760	$ 65,766	$ 65,772	$ 65,695		65,629
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	5 years	5 years	5 years	5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	40 years	40 years	40 years	40 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,284	$ 3,141	$ 2,852	$ 4,494		5,139
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	2 years	2 years	2 years	2 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	10 years	10 years	10 years	10 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,774 [1]	$ 2,774 [2]	$ 2,774 [3]	$ 2,776	[1],[2],[3],[4]	2,776	[4]
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment						$ 69

[1]	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 7.1 years.
[2]	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 6.8 years.
[3]	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 6.6 years.
[4]	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 7 years.